Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 13,148,814	$ 13,228,795	$ 13,599,957
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,315,839	7,779,383	7,171,845
Property, Plant and Equipment, Net	$ 4,832,975	$ 5,449,412	6,428,112
Minimum [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Machinery and Equipment [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 3,405,942	$ 3,478,062	3,469,204
Machinery and Equipment [Member] | Minimum [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Property, Plant and Equipment, Gross		$ 20
Leasehold Improvements [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 6,930,585	$ 6,930,585	7,378,639
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lease term	Lease term
Computer and Office Equipment [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 2,452,774	$ 2,460,632	2,492,310
Computer and Office Equipment [Member] | Minimum [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Computer and Office Equipment [Member] | Maximum [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Vehicles [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Property, Plant and Equipment, Gross	$ 274,559	$ 274,559	248,304
Construction in Progress [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 84,954	$ 84,957	$ 11,500